Note 14 - Warrants (Details 1)	12 Months Ended
Nov. 30, 2018 shares
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	714,045
Issued	38,209,481
Expired	(236,174)
Exercised	(12,153,334)
Rounding on consolidation	(394)
Outstanding, Ending	26,533,624
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	149,174
Issued	0
Expired	(149,174)
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	0
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	87,000
Issued	0
Expired	(87,000)
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	0
June 2016 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	277,872
Issued	0
Expired	0
Exercised	0
Rounding on consolidation	(394)
Outstanding, Ending	277,478
October 2017 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	181,818
Issued	0
Expired	0
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	181,818
October 2017 Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	18,181
Issued	0
Expired	0
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	18,181
March 2018 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	441,666
Expired	0
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	441,666
March 2018 Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	44,166
Expired	0
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	44,166
2018 Firm Warrants[Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	20,000,000
Expired	0
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	20,000,000
2018 Pre-Funded Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	16,563,335
Expired	0
Exercised	(12,153,334)
Rounding on consolidation	0
Outstanding, Ending	4,410,001
October 2018 Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	1,160,314
Expired	0
Exercised	0
Rounding on consolidation	0
Outstanding, Ending	1,160,314